Principal Accounting Policies (Statutory reserves) (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Wholly foreign-owned enterprise [Member]	Dec. 31, 2013 Domestically funded enterprises [Member]
Schedule of Statutory Reserves [Line Items]
Portion of after-tax profit to be allocated to general reserve under PRC law (as a percent)					10.00%	10.00%
Required general reserve/registered capital ratio to de-force compulsory net profit allocation to general reserve (as a percent)					50.00%	50.00%
Appropriations to statutory reserves	$ 3.0	18.3	7.3	14.3